CASH AND BORROWINGS - Liquidity and capital resources (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 1,285	$ 1,751	$ 257	$ 333
Net debt including lease liabilities	2,049	1,926	1,770	$ 1,104
Increase (decrease) in net debt	123	156	666
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	4,144	$ 4,500	$ 4,500
Amount drawn	$ 3,144